SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Amounts and Gains and Losses Recorded in Relation to the Derivative Instruments
	Balance sheet	Fair value of derivative instruments
		Year ended December 31,
		2021	2020
Derivative assets:

Derivatives designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	1,400	-
Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	297	-
Styrene forward contract	Other accounts receivable and prepaid expenses	204	-

Total		1,901	-

Derivative liabilities:

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Accrued expenses and other liabilities	(329)	(3,582)
Styrene forward contract	Accrued expenses and other liabilities	-	(209)

Total		(329)	(3,791)
	Gain recognized in other comprehensive income, net		Gain (loss) recognized in statements of income
	Year ended December 31,		Statements of income	Year ended December 31,
	2021	2020	Item	2021	2020
Derivatives designated as hedging instruments:

Foreign exchange forward contract	297	-	Cost of revenues and Operating expenses	(68)	2,406

Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	-	-	Financial expenses, net	2,135	(750)
Styrene forward contracts	-	-	Financial expenses, net	2,192	(2,120)

Total	297	-		4,259	(464)

Schedule of Change in Provision for Inventory
	December 31,
	2021	2020

Inventory provision, beginning of year	$16,607	$18,226
Assumed from business combination	-	1,405
Increase in inventory provision	7,671	4,305
Write off	(7,489)	(7,329)

Inventory provision, end of year	$16,789	$16,607

Schedule of Property, Plant and Equipment Depreciation Rates
%

Machinery and manufacturing equipment	4 - 33 (mainly 10)
Office equipment and furniture	7 - 33 (mainly 7)
Motor vehicles	10 - 30 (mainly 20)
Buildings	4 - 5
Prepaid expenses related to operating lease	1
Leasehold improvements	Over the shorter of the term of

Schedule of Changes in Warranty Accrual
	2021	2020

January 1,	$2,579	$2,916

Charged to costs and expenses relating to new sales	1,559	1,281
Costs of product warranty claims	(1,538)	(1,459)
Foreign currency translation adjustments	80	(159)

December 31,	$2,680	$2,579

Schedule of Change in Provision for Doubtful Debts
	2021	2020

January 1,	$6,783	$2,497

Charges to expenses	2,437	3,142
Write offs	(121)	(984)
Assumed from business combinations	-	2,066
Foreign currency translation adjustments	(63)	62

December 31,	$9,036	$6,783

Schedule of Assets and Liabilities Measured at Fair Value
	Fair Value	Fair value measurements as of December 31,
Description	Hierarchy	2021	2020

Measured at fair value on a recurring basis:

Assets:

Cash equivalents:
Money market mutual funds	Level 1	$175	$1,011

Short-term marketable securities:
Corporate bonds	Level 2	$10,751	$7,607
Governmental bonds	Level 2	$477	$505

Derivatives:
Derivative assets	Level 2	$1,901	$-

Long-term marketable securities:
Corporate bonds	Level 2	$8,647	$10,434
Governmental bonds	Level 2	$-	$492

Liabilities:

Derivatives:
Contingent Consideration	Level 3	$-	$1,492
Derivative liabilities	Level 2	$(329)	$(3,791)

Redeemable Non-Controlling Interest	Level 3	$7,869	$7,701

Schedule of Accumulated Other Comprehensive Income, Net
	December 31,
	2021	2020

Accumulated gain (loss) on marketable securities	$(40)	$13
Accumulated losses on derivative instruments	297	-
Accumulated foreign currency translation differences differences and other	(961)	1,070

Total accumulated other comprehensive income loss, net	$(704)	$1,083

Schedule of Changes in Accumulated Balances of Other Comprehensive Income
	Unrealized gains (losses) on derivative instruments	Unrealized gains (losses) on marketable securities	Accumulated foreign currency translation differences and other	Total

Balance at January 1, 2020	-	-	(3,288)	(3,288)

Other comprehensive income (loss) before reclassifications	2,406	13	4,358	6,777
Amounts reclassified from AOCI	(2,406)	-	-	(2,406)

Net current period OCI	-	13	4,358	4,371

Balance at December 31, 2020	-	13	1,070	1,083

Other comprehensive income (loss) before reclassifications	229	(53)	(2,031)	(1,855)
Amounts reclassified from AOCI	68	-	-	68

Net current period OCI	297	(53)	(2,031)	(1,787)

Balance at December 31, 2021	297	(40)	(961)	(704)

Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
	December 31,
	2021	2020
Affected line item in the consolidated statements of income

Cost of revenues	$(52)	$1,857
Research and development	(2)	61
Marketing and selling	(6)	217
General and administrative	(8)	271

Total gain (loss)	$(68)	$2,406

Reconciliation of Redeemable Non-controlling Interest
	Year ended December 31,
	2021	2020	2019

Beginning of the year	$7,701	$-	$-

Assuming the non controlling interest due to acquisition	-	7,269	-
Net income attributable to non-controlling interest	(1,077)	404	-
Adjustment to Put option value (*)	1,399	-	-
Foreign currency translation adjustments	(154)	28	-

Redeemable non-controlling interest - end of the year	$7,869	$7,701	$-

(*)	See also Note 1b.

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
	December 31,
	2021	2020

Dividend yield	0 - 3%	0 - 3%
Expected volatility	45-48.0%	46.0%
Risk-free interest rate	1-1.5%	0.7%
Expected life (in years)	4-5.5	5.1